Document and Entity Information	Sep. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this Form 8-K/A (this “Amendment”) is to supplement the previous information included in Item 1.01 of the Current Report on Form 8-K, filed on September 18, 2025 (the “Original Report”). No other changes have been made, and this Amendment does not modify or update in any way the disclosures previously made in the Original Report.
Document Period End Date	Sep. 16, 2025
Entity Registrant Name	WaterBridge Infrastructure LLC
Entity Central Index Key	0002064947
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42850
Entity Tax Identification Number	33-4546086
Entity Address, Address Line One	5555 San Felipe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	230‑8864
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A shares representing limited liability company interests
Trading Symbol	WBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false